Long-Term Debt - 2022 Notes - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 11, 2014	Dec. 31, 2019
2022 Notes
Debt Instrument [Line Items]
Gross proceeds from issuance of debt	$ 400.0
Stated debt interest rate	4.875%
Net proceeds from issuance of debt	$ 394.0
Underwriting discount	$ 6.0
Effective interest rate on senior notes	4.99%
Redemption prices, plus accrued and unpaid interest, Percentage		101.00%
2018 Notes
Debt Instrument [Line Items]
Stated debt interest rate	7.75%